DERIVATIVE FINANCIAL INSTRUMENTS (Exchange rate derivative contract) (Details) $ in Thousands, € in Millions, $ in Billions, $ in Billions, $ in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 2,265,461					$ 1,432,536
Financial liabilities, at fair value	(505)					(1,889)
Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	227					2,627
Long | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 26.8			$ 10.9
Long | EU euro (EUR) | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	258					245
Long | Argentine peso (ARS) | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0
Financial liabilities, at fair value						(1,726)
Short | Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount		€ 3.0	$ 441.8	$ 2.4
Short | EU euro (EUR) | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0					70
Short | Colombian peso (COP) | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	227					4,038
Short | Mexican peso (MXN) | Forward contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value						$ 0
Financial liabilities, at fair value	$ (258)